Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property and equipment, net	$ 5,202	$ 7,069
Right of use asset, net	6,297	8,061
Intangible assets, net	601	601
Investments held at fair value	217,426	191,426
Investment in associates – equity method	0	2,397
Investment in notes from associates, non-current	0	6,350
Other non-current assets	165	475
Total non-current assets	229,692	216,379
Current assets
Trade and other receivables	1,758	1,522
Income tax receivable	6,372	0
Prepaid expenses	6,576	4,404
Other financial assets	1,596	1,642
Investment in notes from associates, current	11,417	11,381
Short-term investments	24,829	86,666
Cash and cash equivalents	252,470	280,641
Total current assets	305,018	386,256
Total assets	534,710	602,635
Equity
Share capital	4,860	4,860
Share premium	290,262	290,262
Treasury stock	(41,154)	(46,864)
Merger reserve	138,506	138,506
Translation reserve	182	182
Other reserve	(3,352)	(4,726)
Retained earnings/(Accumulated deficit)	(77,231)	32,486
Equity attributable to the owners of the Group	312,073	414,707
Non-controlling interests	(6,397)	(6,774)
Total equity	305,676	407,933
Non-current liabilities
Sale of future royalties liability, non-current	170,422	136,782
Lease liability, non-current	11,087	14,671
Liability for share-based awards	1,217	1,861
Total non-current liabilities	182,726	153,314
Current liabilities
Lease liability, current	3,584	3,579
Trade and other payables	23,185	27,020
Sale of future royalties liability, current	13,247	6,435
Tax liability, current	1,208	75
Notes payable	4,916	4,111
Preferred share liability	169	169
Total current liabilities	46,309	41,388
Total liabilities	229,034	194,702
Total equity and liabilities	$ 534,710	$ 602,635